Financial Instruments - Fair values and financial risk management - Disclosure of Exposure to Foreign Currency Risk (Details) € in Thousands, £ in Thousands, $ in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	€ 138	£ 16	$ 69	€ 94	£ 0	$ 62